Quarterly Results (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended											9 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 0	$ 60,884		$ 30,075	$ 18,816		$ 11,534	$ 6,240	$ 3,331	$ 584	$ 0	$ 0	$ 145,915		$ 36,486		$ 66,793	$ 3,970
Net loss from continuing operations attributable to stockholders	0	(59,154)		(14,351)	(12,687)		(6,993)	(4,706)	(2,647)	(1,122)	(82)	(32)	(248,840)		(24,310)		(38,700)	(3,883)
Dividends, Preferred Stock		53		158	140		70	0					368		210		368	0
Net loss from continuing operations attributable to common stockholders		(59,207)		(14,509)	(12,827)		(7,063)	(4,706)					(249,208)		(24,520)		(36,068)	(3,883)
Net income (loss) from discontinued operations attributable to stockholders	0	91		(259)	(3)		(77)	(322)	(808)	(8)	0	0	164		(478)		(699)	(816)
Net loss attributable to common stockholders		$ (59,116)		$ (14,768)	$ (12,830)		$ (7,140)	$ (5,028)	$ (3,455)	$ (1,130)	$ (82)	$ (32)	$ (249,044)		$ (24,998)		$ (39,767)	$ (4,699)
Weighted average common shares outstanding		1,884,807,219	[1]	178,480,894	138,323,562	[1]	68,312,582	23,609,509	12,553,958	2,166,783	20,000	20,000	166,970,341	[1]	76,950,157	[1]	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0.00	$ (0.32)		$ (0.08)	$ (0.09)		$ (0.10)	$ (0.20)	$ (0.28)	$ (0.52)	$ (4.10)	$ (1.60)	$ (1.49)		$ (0.31)		$ (0.38)	$ (1.04)
Basic and diluted net loss per share from discontinued operations attributable to stockholders		$ 0.00			$ 0.00								$ 0.00		$ (0.01)		$ (0.01)	$ (0.22)
Basic and diluted net loss per share attributable to common stockholders	$ 0.00	$ (0.32)		$ (0.08)	$ (0.09)		$ (0.10)	$ (0.21)	$ (0.22)	$ (0.52)	$ (4.10)	$ (1.60)	$ (1.49)		$ (0.32)		$ (0.39)	$ (1.26)

[1]	Weighted average shares for the nine months ended September 30, 2013 are adjusted on a pro forma basis as if the purchase of 27.7 million shares of ARCT III common stock for cash, purchased in conjunction with the ARCT III Merger, had been completed at the beginning of the period. Weighted average shares for the nine months ended September 30, 2013, excluding this pro forma adjustment, were 172,798,170 and net loss per share was $1.44 per share, basic and diluted.